Segment and corporate information (Tables)	6 Months Ended
Jun. 30, 2025
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended June 30, 2025
Revenue from healthcare services(1)	3,207,936	17,416	—	3,225,352	—	—	3,225,352
Revenue from healthcare products(1)	54,871	—	1,003,476	1,058,347	—	—	1,058,347
Revenue from contracts with customers(1)	3,262,807	17,416	1,003,476	4,283,699	—	—	4,283,699
Revenue from insurance contracts(1)	—	488,279	—	488,279	—	—	488,279
Revenue from lease contracts(1)	—	—	19,735	19,735	—	—	19,735
Revenue from external customers	3,262,807	505,695	1,023,211	4,791,713	—	—	4,791,713
Inter-segment revenue	117,875	—	324,632	442,507	(442,507)	—	—
Revenue	3,380,682	505,695	1,347,843	5,234,220	(442,507)	—	4,791,713
Costs of revenue	(2,603,301)	(486,685)	(923,025)	(4,013,011)	434,125	1,534	(3,577,352)
Research and development	—	—	(38,116)	(38,116)	—	—	(38,116)
Operating income (loss)	346,402	(8,842)	89,023	426,583	(8,382)	7,082	425,283
Interest							(74,729)
Income before income taxes							350,554
Depreciation and amortization	(243,716)	(1,435)	(109,328)	(354,479)	9,406	(16,958)	(362,031)
Impairment loss	(10,003)	82	(3,283)	(13,204)	—	—	(13,204)
Income (loss) from equity method investees	45,175	—	—	45,175	—	—	45,175
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	177,749	91	113,538	291,378	(10,942)	6,558	286,994

Three months ended June 30, 2024
Revenue from healthcare services(1)	3,307,564	21,451	—	3,329,015	—	—	3,329,015
Revenue from healthcare products(1)	49,162	—	975,521	1,024,683	—	—	1,024,683
Revenue from contracts with customers(1)	3,356,726	21,451	975,521	4,353,698	—	—	4,353,698
Revenue from insurance contracts(1)	—	393,123	—	393,123	—	—	393,123
Revenue from lease contracts(1)	—	—	19,617	19,617	—	—	19,617
Revenue from external customers	3,356,726	414,574	995,138	4,766,438	—	—	4,766,438
Inter-segment revenue	124,221	—	368,232	492,453	(492,453)	—	—
Revenue	3,480,947	414,574	1,363,370	5,258,891	(492,453)	—	4,766,438
Costs of revenue	(2,704,090)	(394,180)	(980,186)	(4,078,456)	484,439	(5,932)	(3,599,949)
Research and development	(10)	—	(45,575)	(45,585)	—	—	(45,585)
Operating income (loss)	334,886	(6,103)	65,279	394,062	(5,313)	36,040	424,789
Interest							(85,331)
Income before income taxes							339,458
Depreciation and amortization	(261,486)	(1,114)	(114,356)	(376,956)	11,167	(17,973)	(383,762)
Impairment loss	11,412	—	(14,669)	(3,257)	—	—	(3,257)
Income (loss) from equity method investees	32,639	—	—	32,639	—	—	32,639
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	217,235	150	94,791	312,176	(17,271)	5,707	300,612
(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.

Segment and corporate information (continued)

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Six months ended June 30, 2025
Revenue from healthcare services(1)	6,458,118	43,547	—	6,501,665	—	—	6,501,665
Revenue from healthcare products(1)	132,433	—	2,005,105	2,137,538	—	—	2,137,538
Revenue from contracts with customers(1)	6,590,551	43,547	2,005,105	8,639,203	—	—	8,639,203
Revenue from insurance contracts(1)	—	991,639	—	991,639	—	—	991,639
Revenue from lease contracts(1)	—	—	42,325	42,325	—	—	42,325
Revenue from external customers	6,590,551	1,035,186	2,047,430	9,673,167	—	—	9,673,167
Inter-segment revenue	236,959	—	667,345	904,304	(904,304)	—	—
Revenue	6,827,510	1,035,186	2,714,775	10,577,471	(904,304)	—	9,673,167
Costs of revenue	(5,342,930)	(979,314)	(1,845,280)	(8,167,524)	890,606	2,090	(7,274,828)
Research and development	—	—	(81,598)	(81,598)	—	—	(81,598)
Operating income (loss)	666,399	(5,593)	183,324	844,130	(13,699)	(73,758)	756,673
Interest							(155,466)
Income before income taxes							601,207
Depreciation and amortization	(504,322)	(2,676)	(223,874)	(730,872)	20,242	(33,998)	(744,628)
Impairment loss	(17,079)	(2,192)	(5,699)	(24,970)	—	—	(24,970)
Income (loss) from equity method investees	93,008	—	—	93,008	—	—	93,008
Total assets(1)	39,706,254	590,177	14,001,499	54,297,930	(34,403,317)	11,396,571	31,291,184
thereof investment in equity method investees(1)	710,728	—	—	710,728	—	—	710,728
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	387,485	198	225,823	613,506	(20,779)	11,975	604,702

Six months ended June 30, 2024
Revenue from healthcare services(1)	6,632,301	62,050	—	6,694,351	—	—	6,694,351
Revenue from healthcare products(1)	89,052	—	1,889,715	1,978,767	—	—	1,978,767
Revenue from contracts with customers(1)	6,721,353	62,050	1,889,715	8,673,118	—	—	8,673,118
Revenue from insurance contracts(1)	—	776,051	—	776,051	—	—	776,051
Revenue from lease contracts(1)	—	—	41,791	41,791	—	—	41,791
Revenue from external customers	6,721,353	838,101	1,931,506	9,490,960	—	—	9,490,960
Inter-segment revenue	240,309	—	728,922	969,231	(969,231)	—	—
Revenue	6,961,662	838,101	2,660,428	10,460,191	(969,231)	—	9,490,960
Costs of revenue	(5,463,304)	(772,582)	(1,868,227)	(8,104,113)	958,214	(4,921)	(7,150,820)
Research and development	(22)	—	(93,364)	(93,386)	—	—	(93,386)
Operating income (loss)	502,092	15,240	135,494	652,826	(4,475)	22,451	670,802
Interest							(173,518)
Income before income taxes							497,284
Depreciation and amortization	(525,000)	(2,254)	(229,721)	(756,975)	21,499	(36,021)	(771,497)
Impairment loss	(112,249)	—	(15,716)	(127,965)	—	—	(127,965)
Income (loss) from equity method investees	61,482	—	—	61,482	—	—	61,482
Total assets(1)	45,407,957	690,418	15,522,741	61,621,116	(40,179,311)	12,454,399	33,896,204
thereof investment in equity method investees(1)	647,964	—	—	647,964	—	—	647,964
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	405,981	354	180,637	586,972	(27,449)	26,127	585,650
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.